UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

FLORIDA PORTFOLIO

FORM N-Q

DECEMBER 31, 2005

FLORIDA PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 93.3%
Cogeneration Facilities - 0.8%
$1,500,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (a)	$1,549,350

Education - 7.8%
2,000,000	AAA	Florida State Board of Education Capital Outlay, Public Education, Series J, 5.000% due 6/1/33	2,083,480
		Florida State Board of Education Lottery Revenue, FGIC-Insured:
4,000,000	AAA	Series B, 5.250% due 7/1/15 (b)	4,346,440
5,000,000	AAA	Series C, 5.000% due 7/1/16 (b)	5,285,200
1,000,000	AAA	University of Central Florida, Athletics Association Inc., Series A, FGIC-Insured, 5.250% due 10/1/34	1,067,030
2,790,000	A	University of the Virgin Islands, Refunding & Improvement, Bonds Series A, ACA-Insured, 6.250% due 12/1/29 (b)	3,055,134

		Total Education	15,837,284

Escrowed to Maturity (c) - 13.5%
860,000	AAA	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16	991,004
385,000	AAA	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral Medical Center, Refunding, Series A, 8.125% due 11/1/08	415,588
1,125,000	Aaa(d)	Collier County, FL, Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10	1,361,430
970,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	1,088,524
120,000	AAA	County Water-Sewer, Collier, FL, Refunding, Water Revenue, AMBAC-Insured, 8.875% due 5/1/12	140,608
45,000	AAA	Dade County, FL, Special Obligation, Miami Beach Convention Center Project, FGIC-Insured, 8.625% due 12/1/07	48,099
630,000	AAA	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08	673,439
		Escambia County, FL:
215,000	AAA	Capital Improvement Revenue, Refunding, Series 80-01, MBIA-Insured, 11.000% due 1/1/07	222,860
350,000	AAA	Utilities Systems Revenue, MBIA-Insured, 9.750% due 6/1/12	421,992
1,050,000	AAA	Florida State, Broward County Expressway Authority, 10.000% due 7/1/14	1,413,216
215,000	AAA	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC-Insured, 10.375% due 10/1/13	274,162
2,025,000	AAA	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14	2,372,773
1,025,000	AAA	Hillsborough County, FL, Utilities, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11	1,217,116
255,000	AAA	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC-Insured, 9.750% due 10/1/13	317,220
		Lee County, FL:
60,000	AAA	Capital Bonds, MBIA-Insured, 7.400% due 10/1/09	64,940
2,010,000	AAA	Justice Center, Improvement Revenue Bonds, Series A, MBIA-Insured, 11.125% due 1/1/11 (e)	2,390,955
		Southwest Florida Regional Airport Revenue, MBIA-Insured:
1,515,000	AAA	8.625% due 10/1/09	1,680,044
900,000	AAA	9.625% due 10/1/09	1,018,449
30,000	AAA	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08	32,254
2,570,000	AAA	Orange County, FL, Health Facilities Authority Revenue, Southern Adventist Hospital, Adventist Health Systems, 8.750% due 10/1/09	2,857,120
2,585,000	AAA	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (e)	3,171,252
40,000	AAA	Tallahassee, FL, Capital Bonds Revenue, Series 1981, AMBAC-Insured, 9.250% due 11/15/07	42,980

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Escrowed to Maturity (c) (continued)
$230,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10	$264,019
		Tampa, FL:
1,585,000	AAA	Guaranteed Entitlement Revenue, MBIA-Insured, 9.750% due 10/1/08	1,750,965
2,465,000	AAA	Water & Sewer Revenue, 6.900% due 10/1/16	2,905,471
220,000	AAA	West Palm Beach, FL, IDR, 11.375% due 6/1/11	269,984

		Total Escrowed to Maturity	27,406,464

Finance - 1.5%
		Virgin Islands Public Finance Authority Revenue:
2,000,000	A	Series A, Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	2,094,900
1,000,000	NR	Series E, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,059,760

		Total Finance	3,154,660

General Obligation - 3.8%
3,220,000	AAA	Florida State Board of Education, Series D, 5.250% due 6/1/19 (b)	3,487,421
3,000,000	AAA	Florida State Board of Education Capital Outlay, Public Education, Series B, FGIC-Insured, 5.000% due 6/1/19 (b)	3,188,550
1,000,000	Aaa(d)	Hollywood, FL, GO, FGIC-Insured, 5.000% due 6/1/26	1,057,610

		Total General Obligation	7,733,581

Hospitals - 14.9%
2,800,000	NR	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,850,176
230,000	Aaa(d)	Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC- Insured, 5.950% due 7/1/20	247,685
3,000,000	A+	Highlands County, FL, Health Facilities Revenue, Hospital-Adventist, Sunbelt-Inc., Project, Series A, 6.000% due 11/15/31 (b)	3,254,100
1,680,000	NR	Homestead, FL, IDR, Community Rehabilitation Providers Program, Series A, 7.950% due 11/1/18	1,689,761
1,000,000	BB+	Miami Beach, FL, Health Facilities Hospital, Mt. Sinai Medical Center, Series A, 6.800% due 11/15/31	1,090,440
		Orange County, FL, Health Facilities Authority Revenue Bonds:
2,000,000	A	Orlando Healthcare, 5.750% due 12/1/32	2,151,800
1,000,000	A	Orlando Regional Healthcare Systems, Refunding, Series 99-E, 6.000% due 10/1/26	1,063,740
2,000,000	A1(d)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33	2,109,920
		Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, Series B, MBIA-Insured:
5,000,000	AAA	5.250% due 7/1/24 (b)	5,547,350
3,485,000	AAA	5.500% due 7/1/28 (b)	3,996,249
2,000,000	A	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,120,380
		West Orange Healthcare District, FL, Series A:
2,000,000	A	5.650% due 2/1/22	2,104,680
2,000,000	A	5.800% due 2/1/31	2,100,960

		Total Hospitals	30,327,241

Housing: Multi-Family - 4.4%
335,000	AAA	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, Series A, 6.500% due 10/1/25	335,268
1,000,000	BBB	Florida HFA, Vineyards Project, Series H, 6.500% due 11/1/25	1,019,440
		Florida Housing Finance Corporate Revenue, Augustine Club Apartment:
1,500,000	Aaa(d)	Series D-01, MBIA-Insured, 5.750% due 10/1/30	1,584,270
965,000	Ba3(d)	Series D-02, 8.250% due 10/1/30	922,637
1,460,000	AAA	Lee County, FL, HFA, Brittany Phase II Project, Series A, 6.100% due 12/1/32 (a)(f)	1,542,767

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family (continued)
$1,000,000	AAA	Oceanside Housing Development Corp. Inc., MFH, Mortgage Revenue, Refunding, Series A, 6.875% due 2/1/20	$1,001,150
2,065,000	Aaa(d)	Orange County, FL, Housing Finance Mortgage Revenue, Maitland Oaks, Series A, MBIA-Insured, 6.200% due 7/1/20	2,108,365
500,000	A+	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, Series A, 5.700% due 8/1/19 (a)	522,085

		Total Housing: Multi-Family	9,035,982

Housing: Single-Family - 0.3%
55,000	AA	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, Series B, 7.300% due 1/1/28 (a)	55,564
340,000	Aaa(d)	Miami-Dade County, FL, HFA, Home Ownership Mortgage, Series A-01, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	349,462
170,000	AAA	Virgin Islands HFA, Single-Family Mortgage Revenue, Series A, GNMA- Collateralized, 6.500% due 3/1/25 (a)	171,544

		Total Housing: Single-Family	576,570

Industrial Development - 2.7%
4,000,000	NR	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)(b)	4,396,480
985,000	NR	Orlando, FL, Urban Community Development, Capital Improvement, Series A, 6.950% due 5/1/33	1,062,126

		Total Industrial Development	5,458,606

Life Care Systems - 1.0%
2,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF/Orlando Inc. Project, 9.000% due 7/1/31	2,152,160

Miscellaneous - 13.5%
2,650,000	NR	Bonita Springs, FL, Vasari Capital Improvement, Series A, 6.950% due 5/1/32	2,863,881
2,000,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	2,190,660
		Capital Region Community Development District, Capital Improvement:
980,000	NR	Series A, 6.700% due 5/1/32	1,057,263
945,000	NR	Series A-02, 6.850% due 5/1/31	1,011,963
1,940,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	2,051,996
1,000,000	AAA	Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, Series A, AMBAC-Insured, 5.000% due 9/1/21	1,068,990
2,535,000	NR	Mediterra North Community Development District, Series A, 6.800% due 5/1/31	2,723,274
995,000	AAA	North Springs Improvement District, Refunding, Water & Sewer, Series A, MBIA-Insured, 7.000% due 10/1/09	1,121,186
1,545,000	AAA	Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC Insured, 5.000% due 10/1/21	1,649,226
240,000	AAA	Osceola County, FL, IDA, Community Provider Pooled Loan Program, Series A, FSA-Insured, 7.750% due 7/1/10	240,559
2,440,000	NR	Panther Trace, FL, Community Development, Special Assessment, Series A, 7.250% due 5/1/33	2,690,710
1,200,000	BBB-	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	1,235,844
970,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series A, 7.000% due 5/1/33	1,041,896
2,455,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,700,009
1,475,000	NR	Rivercrest Community Development District, 7.000% due 5/1/32	1,591,024
1,000,000	NR	Sumter Landing Community Development District, 6.875% due 5/1/23	1,068,020

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous (continued)
$1,095,000	NR	Waterchase Community Development District, Series A, 6.700% due 5/1/32	$1,176,096

		Total Miscellaneous	27,482,597

Pre-Refunded (g) - 9.4%
3,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (b)	3,624,900
2,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, Call 10/1/12 @ 102, 8.950% due 10/1/33	2,553,960
1,000,000	A	Miami Beach, FL, Redevelopment Agency Tax Increment Revenue, City Center-Historic Convention Village, Series B, Call 12/1/06 @ 102, 6.350% due 12/1/22	1,046,640
3,000,000	A+	Orange County, FL, Health Facilities Authority Revenue, Southern Adventist Hospital, Adventist Health Systems, Call 11/15/10 @ 101, 6.500% due 11/15/30 (b)	3,421,410
1,000,000	Aaa(d)	Polk County, FL, Transportation Improvement Revenue, FSA-Insured, Call 12/1/10 @ 101, 5.250% due 12/1/22	1,088,070
2,500,000	AAA	Port Palm Beach District, Capital Appreciation, Series A, MBIA-Insured, Call 9/1/06 @ 42.63, zero coupon bond to yield 6.099% due 9/1/21	1,042,725
2,875,000	Baa3(d)	Volusia County, FL, Educational Facilities Authority Revenue, Embry-Riddle Aeronautical University, Series A, Call 10/15/06 @ 102, 6.125% due 10/15/16 (b)	2,992,271
2,815,000	AAA	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC-Insured, call 10/1/10 @ 100, 10.400% due 10/1/13 (b)	3,323,389

		Total Pre-Refunded	19,093,365

Public Facilities - 2.7%
		Florida Municipal Loan Council Revenue, Series C, MBIA-Insured:
1,625,000	AAA	5.250% due 11/1/18	1,764,636
1,805,000	AAA	5.250% due 11/1/20	1,966,891
		Tampa, FL, Sports Authority Revenue, Guaranteed Parking Tampa Bay Arena Project, MBIA-Insured:
500,000	AAA	6.050% due 10/1/20	599,035
1,000,000	AAA	6.100% due 10/1/26	1,220,940

		Total Public Facilities	5,551,502

Transportation - 4.9%
5,000,000	AAA	Miami-Dade County, FL, Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29 (b)	5,257,600
		Sanford, FL, Airport Authority IDR:
645,000	NR	Central Florida Terminals Inc. Project, Series C, 7.500% due 5/1/21 (a)	634,544
		Jett Aire Group Inc. Project, Central Florida Terminals Inc. Project, Series A:
1,000,000	NR	7.500% due 5/1/15 (a)(b)	997,860
2,000,000	NR	7.750% due 5/1/21 (a)	2,002,600
1,085,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,092,671

		Total Transportation	9,985,275

Utilities - 8.7%
3,000,000	AAA	Escambia County, FL, Utilities Systems Revenue, Series B, FGIC-Insured, 6.250% due 1/1/15 (b)	3,517,500
2,100,000	AAA	Palm Coast, FL, Utilities Systems Revenue, MBIA-Insured, 5.000% due 10/1/27	2,204,223
2,025,000	Aaa(d)	Polk County, FL, Utilities Systems Revenue, FGIC-Insured, 5.000% due 10/1/24	2,136,436
3,000,000	AAA	Puerto Rico Electric Power Authority, Series II, MBIA-Insured, 5.375% due 7/1/19 (b)	3,289,320
		Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC-Insured:
3,000,000	AAA	5.200% due 10/1/22 (b)	3,336,390

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utilities (continued)
$2,000,000	AAA	5.000% due 10/1/28	$2,148,300
1,000,000	AAA	Village Center Community Development District, MBIA-Insured, 5.250% due 10/1/23	1,085,610

		Total Utilities	17,717,779

Water and Sewer - 3.4%
2,000,000	AA-	Broward County, FL, Waste & Sewer Utilities, Series A, 5.000% due 10/1/30	2,094,080
2,250,000	Aaa(d)	Miami Dade County, FL, Stormwater, MBIA-Insured, 5.000% due 4/1/28	2,377,688
2,320,000	NR	Port St. Lucie, FL, South Lennard Special Assessment, Series A, 7.125% due 9/1/21	2,416,094

		Total Water and Sewer	6,887,862

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $178,909,678)	189,950,278

SHORT-TERM INVESTMENTS(h) - 4.7%
Hospitals - 2.2%
2,400,000	VMIG1(d)	Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital, Series A, LOC-SunTrust Bank, 3.750%, 1/3/06	2,400,000
1,300,000	VMIG1(d)	Brevard County, FL, Health Facilities Authority, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.750%, 1/3/06	1,300,000
575,000	VMIG1(d)	Palm Beach County, FL, HFA, Health Facility Revenue, Bethesda Healthcare System Project, LOC-SunTrust Bank, 3.750%, 1/3/06	575,000
100,000	VMIG1(d)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 3.750%, 1/3/06	100,000

		Total Hospitals	4,375,000

Pollution Control - 0.1%
300,000	A-1	Putnam County, FL Development Authority, PCR, Florida Power & Light Co. Project, 3.700%, 1/3/06	300,000

Utilities - 2.4%
200,000	A-1	Jacksonville, Florida Electric Authority Revenue, Electric Systems, Series B, SPA-Bank of America, 3.700%, 1/3/06	200,000
4,700,000	A-1	Manatee County, FL, PCR, Refunding, Florida Power & Light Co. Project, 3.700%, 1/3/06	4,700,000

		Total Utilities	4,900,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $9,575,000)	9,575,000

		TOTAL INVESTMENTS - 98.0% (Cost - $188,484,678#)	199,525,278
		Other Assets in Excess of Liabilities - 2.0%	4,009,108

		TOTAL NET ASSETS - 100.0%	$203,534,386

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Bonds are escrowed to maturity by government obligations and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Rating by Moody’s Investors Service.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate security. Coupon rate disclosed is that which is in effect at December 31, 2005.

(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	—	American Capital Assurance
AMBAC	—	Ambac Assurance Corporation
CBI	—	Certificate of Bond Insurance
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue
SPA	—	Standby Bond Purchase Agreement

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Florida Portfolio (the “Fund”), is a separate non-diversified investment fund of the Smith Barney Muni Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Florida, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Florida.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,473,748
Gross unrealized depreciation	(433,148)

Net unrealized appreciation	$11,040,600

At December 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	580	3/06	$65,055,156	$66,228,750	$(1,173,594)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 1, 2006

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date:	March 1, 2006